Stockholders' Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 03, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2020
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Conversion price percentage		20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Voting rights		one
Common stock, share issued		23,000,000	23,000,000	23,000,000
Common stock, share outstanding		23,000,000	23,000,000	23,000,000
Common stock shares subject to possible redemption		23,000,000	23,000,000	23,000,000
Common stock, share issued
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Voting rights		one
Common stock, share issued			5,750,000	5,750,000	5,031,250
Common stock, share outstanding		5,750,000	5,750,000	5,750,000
Stock dividend shares	0.143
Common stock, share issued		5,750,000	5,750,000	5,750,000